Risk and sensitivity analysis - US, interest rate sensitivity (Details) - Jackson (US insurance operations) - Interest rate risk - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
2% change
Risk and sensitivity analysis
Reasonably possible decrease in assumption (as a percent)	2.00%	2.00%
Change in pre-tax profit, net of related changes in amortisation of DAC, decrease in assumption	£ (3,535)	£ (4,079)
Change in related deferred tax, decrease in assumption	742	857
Net profit effect, decrease in assumption	(2,793)	(3,222)
Direct effect on carrying value of debt securities (net of related changes in amortisation of DAC), decrease in assumption	4,134	3,063
Related effect on movement in deferred tax, decrease in assumption	(868)	(643)
Net OCI effect, decrease in assumption	3,266	2,420
Net effect on profit and shareholders' equity, decrease in assumption	£ 473	£ (802)
Reasonably possible increase in assumption (as a percent)	2.00%	2.00%
Change in pre-tax profit, net of related changes in amortisation of DAC, increase in assumption	£ 2,210	£ 2,533
Change in related deferred tax, increase in assumption	(464)	(532)
Net profit effect, increase in assumption	1,746	2,001
Direct effect on carrying value of debt securities (net of related changes in amortisation of DAC), increase in assumption	(4,134)	(3,063)
Related effect on movement in deferred tax, increase in assumption	868	643
Net OCI effect, increase in assumption	(3,266)	(2,420)
Net effect on profit and shareholders' equity, increase in assumption	£ (1,520)	£ (419)
1% change
Risk and sensitivity analysis
Reasonably possible decrease in assumption (as a percent)	1.00%	1.00%
Change in pre-tax profit, net of related changes in amortisation of DAC, decrease in assumption	£ (1,718)	£ (1,911)
Change in related deferred tax, decrease in assumption	361	401
Net profit effect, decrease in assumption	(1,357)	(1,510)
Direct effect on carrying value of debt securities (net of related changes in amortisation of DAC), decrease in assumption	2,346	1,700
Related effect on movement in deferred tax, decrease in assumption	(493)	(357)
Net OCI effect, decrease in assumption	1,853	1,343
Net effect on profit and shareholders' equity, decrease in assumption	£ 496	£ (167)
Reasonably possible increase in assumption (as a percent)	1.00%	1.00%
Change in pre-tax profit, net of related changes in amortisation of DAC, increase in assumption	£ 1,201	£ 1,373
Change in related deferred tax, increase in assumption	(252)	(288)
Net profit effect, increase in assumption	949	1,085
Direct effect on carrying value of debt securities (net of related changes in amortisation of DAC), increase in assumption	(2,346)	(1,700)
Related effect on movement in deferred tax, increase in assumption	493	357
Net OCI effect, increase in assumption	(1,853)	(1,343)
Net effect on profit and shareholders' equity, increase in assumption	£ (904)	£ (258)